8. INVESTMENTS (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
InvestmentsLineItems [Line Items]
Equity in results of affiliated companies		R$ 175,524	R$ 173,145
Eliminations
To cost of sales		(57,908)	(42,806)
To taxes		19,689	14,554
Others
Amortization of fair value - investment in MRS		(11,747)	(11,746)
Others		157	2,559
Equity in results adjusted		125,715	135,706	R$ 109,111
MRS Logistica S.A. [Member]
InvestmentsLineItems [Line Items]
Equity in results of affiliated companies		187,597	194,403
CBSI - Companhia Brasileira De Servicos De Infraestrutura [Member]
InvestmentsLineItems [Line Items]
Equity in results of affiliated companies	[1]	6,695	4,501
Transnordestina Logistica S.A. [Member]
InvestmentsLineItems [Line Items]
Equity in results of affiliated companies		(17,100)	(20,429)
Arvedi Metalfer Do Brasil S.A. [Member]
InvestmentsLineItems [Line Items]
Equity in results of affiliated companies		(1,682)	(5,087)
Others [Member]
InvestmentsLineItems [Line Items]
Equity in results of affiliated companies		R$ 14	R$ (243)

[1]	Refers to the equity in results of affiliated companies until November 30, 2019.